Net Revenue - Refund Liabilities (Detail) - TWD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Accrued expenses and other current liabilities [member]
Disclosure Of Refund Liabilities [Line Items]
Refund liabilities	$ 63,185.2	$ 37,847.6